Income Taxes (Details Textual) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Income Taxes (Textual)
Net operating loss carryforwards	$ 12.2
Net operating loss expire, description	Expire from 2027 through 2037 that are available to offset future taxable income.
Cumulative tax effect at rate	21.00%	34.00%